Income Taxes	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at 8.25% on assessable profits up to $257,069 (HK$2,000,000), and 16.5% on any part of assessable profits over $257,069 (HK$2,000,000).

The components of the income tax expense are as follows:

	Year Ended September 30,
	2025	2024	2023
Current
Hong Kong	$—	$153,614	$—
Deferred
Hong Kong	55,219	(15,583)	157,300
Provision for income taxes	$55,219	$138,031	$157,300

The following table reconciles Hong Kong statutory rates to the Company’s effective tax for the years ended September 30, 2025, 2024 and 2023:

	2025	2024	2023
Profit before income taxes	$188,153	$958,424	$963,596
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	31,045	158,140	158,993
Reconciling items:
Tax effect of income that is not taxable*	—	—	(1,693)
Tax effect of expenses that are not deductible	24,174	1,011	—
Effect of two-tier tax rate	—	(21,120)	—
Income tax expense	$55,219	$138,031	$157,300

*	Income that is not taxable mainly consisted of interest and government subsidies which are non-taxable under Hong Kong income tax law.

The Company measures deferred tax assets and liabilities based on the difference between the CFS and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows as of September 30, 2025 and 2024:

	2025	2024
Deferred tax assets (liabilities):
Depreciation and amortization	$(38,793)	$48,041
Allowance for credit loss	101,061	176,714
Tax losses	106,820	—
Total deferred tax assets	169,088	224,755
Less: valuation allowance	—	—
Deferred tax assets, net	$169,088	$224,755

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of September 30, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties for potential underpaid income taxes for the years ended September 30, 2025 and 2024. The Company also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from September 30, 2025.